LIABILITY FOR LOANS SOLD (Details) (Liability for loans sold, USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011
Liability for loans sold
Liability for loans sold
Borrower default period for repurchase mortgage loans sold (in days)	90 days
Notice period for breaches of contractual representations or warranties made at the time of sale of loans (in days)	90 days
Principal balance of loans sold	$ 343,000,000	$ 266,000,000
Principal balance of mortgage loan repurchase demands on loans previously sold
Received during period	16,639,000	16,700,000
Resolved during period	20,228,000	15,061,000
Unresolved at end of period	5,066,000	8,655,000
Changes in the mortgage loan repurchase reserve
Balance at beginning of period	1,257,146	470,983
Provisions charged to period	2,005,865	1,650,406
Amounts paid to resolve demands	(2,285,877)	(864,243)
Balance at end of period	977,134	1,257,146
Amount paid to settle all past, present and potential future make-whole and repurchase claims	$ 1,950,000
Number of largest mortgage loan investors to whom amount paid to settle all past, present and potential future make-whole and repurchase claims	2
Share of loans settled to total loans sold	0.33